Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
William Blair Emerging Markets Leaders Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY WILLIAM BLAIR EMERGING MARKETS LEADERS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Leaders Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development, ranging from large, well-established companies to smaller companies at earlier stages of development, that are leaders in their country, industry or globally in terms of products, services or execution. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

		The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Because the Fund may focus its investments in a limited number of securities, its performance may be more volatile than a fund that invests in a greater number of securities. Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

		The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started for Class I shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return 33.74% (2Q09)	Lowest Quarterly Return (29.64)% (4Q08)
		The year to date return through September 30, 2013 is (3.59)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012).
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On December 31, 2012, the Fund’s benchmark changed from the MSCI Emerging Markets Large Cap Index (net) to the MSCI Emerging Markets Index (net). The primary reason for this change is to compare the Fund to a benchmark that more closely reflects the market capitalization focus the Fund uses in its investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table shows returns on a before-tax and after-tax basis for Class I shares and on a before-tax basis for Class N shares and Institutional Class shares. After-tax returns for Class N shares and Institutional Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis for Class I shares and on a before-tax basis for Class N shares and Institutional Class shares. After-tax returns for Class N shares and Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	On December 31, 2012, the Fund’s benchmark changed from the MSCI Emerging Markets Large Cap Index (net) to the MSCI Emerging Markets Index (net). The primary reason for this change is to compare the Fund to a benchmark that more closely reflects the market capitalization focus the Fund uses in its investment strategy.
William Blair Emerging Markets Leaders Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
1 Year	rr_ExpenseExampleYear01	$ 168
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,396
1 Year	rr_AverageAnnualReturnYear01	20.37%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
William Blair Emerging Markets Leaders Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	916
10 Years	rr_ExpenseExampleYear10	2,033
2009	rr_AnnualReturn2009	78.38%
2010	rr_AnnualReturn2010	23.70%
2011	rr_AnnualReturn2011	(19.34%)
2012	rr_AnnualReturn2012	20.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
1 Year	rr_AverageAnnualReturnYear01	20.64%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
William Blair Emerging Markets Leaders Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	469
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	$ 1,861
1 Year	rr_AverageAnnualReturnYear01	20.97%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
William Blair Emerging Markets Leaders Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.52%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
William Blair Emerging Markets Leaders Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.57%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
William Blair Emerging Markets Leaders Fund | MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes) | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
William Blair Emerging Markets Leaders Fund | MSCI Emerging Markets Index (net) (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
William Blair Emerging Markets Leaders Fund | MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.79%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.40%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
William Blair Emerging Markets Leaders Fund | MSCI Emerging Markets Large Cap Index (net) (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.79%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008

[1]	(includes a shareholder administration fee for Class N and Class I shares)
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65%, 1.40% and 1.25% of average daily net assets for Class N, Class I and Institutional Class shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated.
[3]	Since Share Class Inception